Income Taxes - Schedule of Significant Components of Net Deferred Income Tax Assets (Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023		Jan. 01, 2023		Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 119.3	$ 92.6		$ 45.2
Deferred tax liabilities	(63.6)	(26.4)	[1]	$ (35.0)	[1]
Deferred tax assets (liabilities)	55.7	66.2				$ 10.2
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	158.0	152.3
Differences in timing of taxability of revenue and deductibility of expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	198.7	154.4
Loss and tax credit carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	36.6	33.6
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2.9	1.7
Employee defined benefit plan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(16.9)	(14.2)
Carrying value of property and equipment in excess of tax cost
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(24.7)	(25.3)
Carrying value of intangible assets in excess of tax cost
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(192.8)	(129.5)
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (106.1)	$ (106.8)

[1]	Revised for change in accounting policy (see Note 6.c)